Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2023
Fidelity Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(29.42%)
Past 5 years	(2.33%)
Past 10 years	0.50%
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.17%)
Past 5 years	(3.44%)
Past 10 years	(0.71%)
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.36%)
Past 5 years	(2.03%)
Past 10 years	(0.04%)
LB010
Average Annual Return:
Past 1 year	(29.26%)
Past 5 years	(2.20%)
Past 10 years	0.60%